Nature of business and significant events (Details) $ / shares in Units, $ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 14, 2020 MXN ($)	Oct. 08, 2020 $ / shares shares	Mar. 13, 2020 MXN ($) shares	Mar. 13, 2020 USD ($) shares	Mar. 10, 2020 $ / shares shares	Jul. 31, 2020	Jan. 03, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Mar. 13, 2020 USD ($)
Nature of business and significant events (Details) [Line Items]
Customers shipment date with payment terms							between 14 and 28 days
Cash obtained			$ 498,445
Net cash			181,734
Liability transaction equivalent fair value			$ 55,810
Shares offered for subscription and payment | shares			2,040,000	2,040,000
Subsidiary, description							As a result of the transaction, Betterware’s original shareholders held 87.7% of the total outstanding shares; DD3 shareholders obtained a 6.4% stake, and investors under the Nasdaq listing, a 5.9% shake. After the closing date, Betterware had 34,451,020 issued and outstanding shares.
Purchase total share | shares					5,804,125
Purchase option unit share | shares					250,000
Option issue share | shares					250,000
Additional share | shares					250,000
Issuance share | shares					214,020
Warrant holder receive share | shares		0.37
Increase equity	$ 4,724
Total investment							$ 673,958
Major ordinary share transactions [Member]
Nature of business and significant events (Details) [Line Items]
Payments related to construction							$ 508,958
Payments related to construction								$ 165,000
Top of range [member]
Nature of business and significant events (Details) [Line Items]
Shares vested over a period						4 years
Bottom of range [member]
Nature of business and significant events (Details) [Line Items]
Shares vested over a period						5 years
United States of America, Dollars
Nature of business and significant events (Details) [Line Items]
Cash obtained									$ 22,767
Net cash				$ 7,519
Exercise price per share | $ / shares		$ 11.44			$ 11.50
Paid exercise price per share | $ / shares					$ 0.50
Warrant holder receive share					$ 11.44